TRADE AND OTHER PAYABLES (CURRENT)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
TRADE AND OTHER PAYABLES (CURRENT)

19. TRADE AND OTHER PAYABLES (CURRENT)

	2024 A$	2023 A$
Trade payables	1,458,181	837,952
Accrued expenses	378,905	618,163
Other payables	193,437	161,218
Total current trade and other payables	2,030,523	1,617,333